SCHEDULE OF RESTRICTED STOCK UNIT (Details)		12 Months Ended
	Mar. 07, 2023 USD ($) shares	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2022 shares	Sep. 19, 2023 USD ($) shares	Apr. 25, 2023 shares	Jan. 31, 2023 shares
IfrsStatementLineItems [Line Items]
Ordinary shares	1,000,000	1,237,751				864,000
Stock expense | $	$ 186,000	$ 11,460,000
Employees directors and service [member] | Restricted share units [member]
IfrsStatementLineItems [Line Items]
Number of outstanding, Granted		197,000
Share based expenses | $		$ 2,820,000
Number of outstanding, Beginning
Number of outstanding, Vested		(57,000)
Number of outstanding, Forfeited		(4,000)
Number of outstanding, Ending		136,000
Employees directors and service [member] | Restricted share units [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Fair value grant | $ / shares		$ 1
Employees directors and service [member] | Restricted share units [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Fair value grant | $ / shares		$ 1.09
Incentive equity plan [member]
IfrsStatementLineItems [Line Items]
Shares issued percent					15.00%
Number of shares authorized					5,082,417
Loan agreement [member]
IfrsStatementLineItems [Line Items]
Debt conversion amount | $				$ 657,000
Loan agreements [member]
IfrsStatementLineItems [Line Items]
Ordinary shares				487,281
Service Provider Agreements [Member]
IfrsStatementLineItems [Line Items]
Ordinary shares		457,682
Payment for service | $		$ 260